Shareholder Report, Average Annual Return (Details) 74200010900_Franklin Floating Rate Daily Access Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	5.69%	7.60%	4.55%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	6.32%	6.97%	5.52%